AXA Aggressive Allocation Portfolio
Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AXA Aggressive Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.72%	0.72%
Total Annual Portfolio Operating Expenses	1.25%	1.25%

Expense Example - AXA Aggressive Allocation Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	127	397	686	1,511
Class B Shares	127	397	686	1,511